REVENUE RECOGNITION - Narrative (Q1) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Geographic Concentration Risk | Revenue from Contract with Customer Benchmark | United States
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	98.00%	97.00%	97.00%	98.00%